Revenue	9 Months Ended		12 Months Ended
	Dec. 31, 2024	Oct. 01, 2023	Mar. 31, 2024	Dec. 25, 2022
Disaggregation of Revenue [Line Items]
Revenue
11. Revenue
Revenue by Segment, Market or Product Line
The table below presents revenues by segment, market or product line for the three and nine months ended December 31, 2024 and 2023. The Motion Picture and Television Production segments include the revenues of eOne from the acquisition date of December 27, 2023 (see Note 3).

	Three Months Ended December 31,		Nine Months Ended December 31,
	2024	2023	2024	2023
	(Amounts in millions)
Revenue by Type:
Motion Picture
Theatrical	$35.0	$100.1	$91.1	$194.2
Home Entertainment
Digital Media	145.7	155.5	400.3	495.3
Packaged Media	16.0	21.0	37.8	63.0

Total Home Entertainment	161.7	176.5	438.1	558.3
Television	38.3	65.3	235.0	214.5
International	68.3	94.7	284.3	255.3
Other	5.9	6.6	14.8	23.3

Total Motion Picture revenues (1)	309.2	443.2	1,063.3	1,245.6

Television Production
Television	259.9	182.3	733.1	554.2
International	59.3	32.1	144.8	137.7
Home Entertainment
Digital Media	55.5	17.4	108.7	113.4
Packaged Media	1.7	0.3	3.0	1.0

Total Home Entertainment	57.2	17.7	111.7	114.4
Other	28.2	16.3	72.9	54.4

Total Television Production revenues (2)	404.6	248.4	1,062.5	860.7

Total revenues	$713.8	$691.6	$2,125.8	$2,106.3

(1)	Total Motion Picture revenues for the three months ended December 31, 2024 and 2023 includes $9.9 million and $36.6 million, respectively, of revenues from licensing Motion Picture segment product to the Starz Business. Total Motion Picture revenues for the nine months ended December 31, 2024 and 2023 includes $146.2 million and $113.7 million, respectively, of revenues from licensing Motion Picture segment product to the Starz Business.

(2)
Total Television Production revenues for the three months ended
December 31
, 2024 and 2023 includes $77.9 million and $97.1 million, respectively, of revenues from licensing Television Production segment product to the Starz Business. Total Television Production revenues for the nine

months ended
December 31
, 2024 and 2023 includes $267.3 million and $308.4 million, respectively, of revenues from licensing Television Production segment product to the Starz Business.

Remaining Performance Obligations
Remaining performance obligations represent deferred revenue on the balance sheet plus fixed fee or minimum guarantee contracts where the revenue will be recognized and the cash received in the future (i.e., backlog). Revenues expected to be recognized in the future related to performance obligations that are unsatisfied at
December 31
, 2024 are as follows:

	Rest of Year Ending March 31, 2025	Year Ending March 31,
		2026	2027	Thereafter	Total
	(Amounts in millions)
Remaining Performance Obligations	$618.4	$783.7	$184.9	$139.0	$1,726.0

The above table does not include estimates of variable consideration for transactions involving sales or usage-based royalties in exchange for licenses of intellectual property. The revenues included in the above table include all fixed fee contracts regardless of duration.
Revenues of $46.3 million and $204.2

million, respectively, including variable and fixed fee arrangements, were recognized during the three and nine months ended December 31, 2024, from performance obligations satisfied prior to March 31, 2024. These revenues were primarily associated with the distribution of television and theatrical product in electronic sell-through and video-on-demand
formats, and to a lesser extent, the distribution of theatrical product in the domestic and international markets related to films initially released in prior periods.
Accounts Receivable, Contract Assets and Deferred Revenue
The timing of revenue recognition, billings and cash collections affects the recognition of accounts receivable, contract assets and deferred revenue. See the unaudited condensed consolidated balance sheets or Note 19 for accounts receivable, contract assets and deferred revenue balances at December 31, 2024 and March 31, 2024.
Accounts Receivable.
Accounts receivable are presented net of a provision for doubtful accounts. The Company estimates provisions for accounts receivable based on historical experience for the respective risk categories and current and future expected economic conditions. To assess collectability, the Company analyzes market trends, economic conditions, the aging of receivables and customer specific risks, and records a provision for estimated credit losses expected over the lifetime of the receivables in direct operating expense.
The Company performs ongoing credit evaluations and monitors its credit exposure through active review of customers’ financial condition, aging of receivable balances, historical collection trends, and expectations about relevant future events that may significantly affect collectability. The Company generally does not require collateral for its trade accounts receivable.

Changes in the provision for doubtful accounts consisted of the following:

	March 31, 2024	(Benefit) provision for doubtful accounts	Other (1)	Uncollectible accounts written-off	December 31, 2024
	(Amounts in millions)
Provision for doubtful accounts	$6.4	$(0.9)	$2.5	$(1.0)	$7.0

(1)	Represents a measurement period adjustment to the provision for doubtful accounts acquired in the acquisition of eOne (see Note 3).
Contract Assets.
Contract assets relate to the Company’s conditional right to consideration for completed performance under the contract (e.g., unbilled receivables). Amounts relate primarily to contractual payment holdbacks in cases in which the Company is required to deliver additional episodes or seasons of television content in order to receive payment, complete certain administrative activities, such as guild filings, or allow the Company’s customers’ audit rights to expire. See Note 19 for contract assets at December 31, 2024 and March 31, 2024.
Deferred Revenue.
Deferred revenue relates primarily to customer cash advances or deposits received prior to when the Company satisfies the corresponding performance obligation. Deferred revenue as of December 31, 2024 increased as compared to March 31, 2024 due to the receipt of customers’ payments for certain television programs and motion pictures prior to the Company satisfying the corresponding performance obligation (i.e., completion and delivery of the television programs and motion pictures, and the start of the customers’ exploitation rights). The change in deferred revenue was also impacted by the industry strikes which has affected the timing of content deliveries. Revenues of
$12.0 million and $120.6
million, respectively, were recognized during the three and nine months ended December 31, 2024, related to the balance of deferred revenue at March 31, 2024.

12. Revenue
Revenue by Segment, Market or Product Line
The table below presents revenues by segment, market or product line for the fiscal years ended March 31, 2024, 2023 and 2022. The Motion Picture and Television Production segments include the revenues of eOne from the acquisition date of December 27, 2023 (see Note 2).

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Revenue by Type:
Motion Picture
Theatrical	$226.5	$120.7	$65.3
Home Entertainment
Digital Media	652.3	527.5	497.1
Packaged Media	84.0	70.5	115.0

Total Home Entertainment	736.3	598.0	612.1
Television	274.4	217.8	257.9
International	391.0	365.0	234.4
Other	28.1	22.2	15.6

Total Motion Picture revenues (1)	1,656.3	1,323.7	1,185.3
Television Production
Television	788.5	1,144.3	1,094.5
International	228.8	277.7	256.5
Home Entertainment
Digital Media	240.6	241.7	85.1
Packaged Media	2.0	3.3	6.9

Total Home Entertainment	242.6	245.0	92.0
Other	70.2	93.1	88.0

Total Television Production revenues (2)	1,330.1	1,760.1	1,531.0

Total revenues	$2,986.4	$3,083.8	$2,716.3

(1)
Total Motion Picture revenues for the years ended March 31, 2024, 2023 and 2022, includes $128.2 million, $44.2 million, and $38.0 million, respectively, of revenues from licensing Motion Picture segment product to the Starz Business.

(2)
Total Television Production revenues for the years ended March 31, 2024, 2023 and 2022, includes $417.7 million, $731.3 million, and $610.2 million, respectively, of revenues from licensing Television Production segment product to the Starz Business.

Remaining Performance Obligations
Remaining performance obligations represent deferred revenue on the balance sheet plus fixed fee or minimum guarantee contracts where the revenue will be recognized and the cash received in the future (i.e., backlog). Revenues expected to be recognized in the future related to performance obligations that are unsatisfied at March 31, 2024 are as follows:

	Year Ending March 31,
	2025	2026	2027	Thereafter	Total
	(Amounts in millions)
Remaining Performance Obligations	$1,180.1	$486.3	$48.5	$51.0	$1,765.9

The above table does not include estimates of variable
consideration
for transactions involving sales or usage-based royalties in exchange for licenses of intellectual property. The revenues included in the above table include all fixed fee contracts regardless of duration.
Revenues of $290.6 million, including variable and fixed fee arrangements, were recognized during the year ended March 31, 2024 from performance obligations satisfied prior to March 31, 2023. These revenues were primarily associated with the distribution of television and theatrical product in electronic sell-through and video-on-demand
formats, and to a lesser extent, the distribution of theatrical product in the domestic and international markets related to films initially released in prior periods.
Accounts Receivable, Contract Assets and Deferred Revenue
The timing of revenue recognition, billings and cash collections affects the recognition of accounts receivable, contract assets and deferred revenue (see Note 1). See the combined balance sheets or Note 19 for accounts receivable, contract assets and deferred revenue balances at March 31, 2024 and 2023.
Accounts Receivable.
Accounts receivable are presented net of a provision for doubtful accounts. The Company estimates provisions for accounts receivable based on historical experience for the respective risk categories and current and future expected economic conditions. To assess collectability, the Company analyzes market trends, economic conditions, the aging of receivables and customer specific risks, and records a provision for estimated credit losses expected over the lifetime of the receivables in direct operating expense.
The Company performs ongoing credit evaluations and monitors its credit exposure through active review of customers’ financial condition, aging of receivable balances, historical collection trends, and expectations about relevant future events that may significantly affect collectability. The Company generally does not require collateral for its trade accounts receivable.
Changes in the provision for doubtful accounts consisted of the following:

	March 31, 2023	(Benefit) provision for doubtful accounts	Other (1)	Uncollectible accounts written-off (2)	March 31, 2024
	(Amounts in millions)
Trade accounts receivable	$8.7	$(0.3)	$1.3	$(3.3)	$6.4

(1)	Represents the provision for doubtful accounts acquired in the acquisition of eOne (see Note 2).
(2)	Represents primarily accounts receivable previously reserved for bad debt from customers in Russia, related to Russia’s invasion of Ukraine.
Contract Assets.
Contract assets relate to the Company’s conditional right to consideration for completed performance under the contract (e.g., unbilled receivables). Amounts relate primarily to contractual payment holdbacks in cases in which the Company is required to deliver additional episodes or seasons of television content in order to receive payment, complete certain administrative activities, such as guild filings, or allow the Company’s customers’ audit rights to expire. See Note 19 for further details of contract assets at March 31, 2024 and 2023.
Deferred Revenue.
Deferred revenue relates primarily to customer cash advances or deposits received prior to when the Company satisfies the corresponding performance obligation. At March 31, 2024, the current portion of deferred revenue includes $65.6 million from the acquisition of eOne (see Note 2). Revenues of $113.1 million were recognized during the year ended March 31, 2024, related to the balance of deferred revenue at March 31, 2023.

LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Revenue
10. Revenue
The Company’s Motion Picture and Television Production segments generate revenue principally from the licensing of content in domestic theatrical exhibition, home entertainment (e.g., digital media and packaged media), television, and international marketplaces. The Company’s Media Networks segment generates revenue primarily from the distribution of the Company’s STARZ premium subscription video services.

Revenue by Segment, Market or Product Line
The table below presents revenues by segment, market or product line for the three and nine months ended December 31, 2024 and 2023. The Motion Picture and Television Production segments include the revenues of eOne from the acquisition date of December 27, 2023 (see Note 2).

	Three Months Ended December 31,		Nine Months Ended December 31,
	2024	2023	2024	2023
	(Amounts in millions)
Revenue by Type:
Motion Picture
Theatrical	$35.0	$100.1	$91.1	$194.2
Home Entertainment
Digital Media	145.7	155.5	400.3	495.3
Packaged Media	16.0	21.0	37.8	63.0

Total Home Entertainment	161.7	176.5	438.1	558.3
Television	38.3	65.3	235.0	214.5
International	68.3	94.7	284.3	255.3
Other	5.9	6.6	14.8	23.3

Total Motion Picture revenues	309.2	443.2	1,063.3	1,245.6
Television Production
Television	259.9	182.3	733.1	554.2
International	59.3	32.1	144.8	137.7
Home Entertainment
Digital Media	55.5	17.4	108.7	113.4
Packaged Media	1.7	0.3	3.0	1.0

Total Home Entertainment	57.2	17.7	111.7	114.4
Other	28.2	16.3	72.9	54.4

Total Television Production revenues	404.6	248.4	1,062.5	860.7
Media Networks - Programming Revenues
Domestic (1)	341.9	346.9	1,030.1	1,032.6
International	2.6	70.3	11.4	182.3

	344.5	417.2	1,041.5	1,214.9
Intersegment eliminations	(87.8)	(133.7)	(413.5)	(422.1)

Total revenues	$970.5	$975.1	$2,753.8	$2,899.1

(1)
During the quarter ended June 30, 2024, the Company changed the presentation of Media Networks programming revenues to reflect revenues from Canada in the “Domestic” line item above in order to be consistent with how management is now reviewing the Media Networks segment. Revenues from Canada of $4.2 million and $12.7 million, respectively, for the three and nine months ended December 31, 2023 were reclassified to “Domestic” from “International” in the table above to conform to the current period presentation.

Remaining performance obligations represent deferred revenue on the balance sheet plus fixed fee or minimum guarantee contracts where the revenue will be recognized and the cash received in the future (i.e., backlog). Revenues expected to be recognized in the future related to performance obligations that are unsatisfied at December 31, 2024 are as follows:

	Rest of Year Ending March 31, 2025	Year Ending March 31,
		2026	2027	Thereafter	Total
	(Amounts in millions)
Remaining Performance Obligations	$652.5	$783.7	$184.9	$139.0	$1,760.1

The above table does not include estimates of variable consideration for transactions involving sales or usage-based royalties in exchange for licenses of intellectual property. The revenues included in the above table include all fixed fee contracts regardless of duration.
Revenues of $46.3 million and $204.2 million, respectively, including variable and fixed fee arrangements, were recognized during the three and nine months ended December 31, 2024 from performance obligations satisfied prior to March 31, 2024. These revenues were primarily associated with the distribution of television and theatrical product in electronic sell-through and video-on-demand
formats, and to a lesser extent, the distribution of theatrical product in the domestic and international markets related to films initially released in prior periods.
Accounts Receivable, Contract Assets and Deferred Revenue
The timing of revenue recognition, billings and cash collections affects the recognition of accounts receivable, contract assets and deferred revenue. See the unaudited condensed consolidated balance sheets or Note 18 for accounts receivable, contract assets and deferred revenue balances at December 31, 2024 and March 31, 2024.
Accounts Receivable.
Accounts receivable are presented net of a provision for doubtful accounts. The Company estimates provisions for accounts receivable based on historical experience for the respective risk categories and current and future expected economic conditions. To assess collectability, the Company analyzes market trends, economic conditions, the aging of receivables and customer specific risks, and records a provision for estimated credit losses expected over the lifetime of the receivables in direct operating expense.
The Company performs ongoing credit evaluations and monitors its credit exposure through active review of customers’ financial condition, aging of receivable balances, historical collection trends, and expectations about relevant future events that may significantly affect collectability. The Company generally does not require collateral for its trade accounts receivable.
Changes in the provision for doubtful accounts consisted of the following:

	March 31, 2024	(Benefit) provision for doubtful accounts	Other (1)	Uncollectible accounts written-off	December 31, 2024
	(Amounts in millions)
Provision for doubtful accounts	$7.2	$(0.6)	$2.5	$(1.0)	$8.1

(1)	Represents a measurement period adjustment to the provision for doubtful accounts acquired in the acquisition of eOne (see Note 2).

Contract Assets.
Contract assets relate to the Company’s conditional right to consideration for completed performance under the contract (e.g., unbilled receivables). Amounts relate primarily to contractual payment holdbacks in cases in which the Company is required to deliver additional episodes or seasons of television content in order to receive payment, complete certain administrative activities, such as guild filings, or allow the Company’s customers’ audit rights to expire. See Note 18 for contract assets at December 31, 2024 and March 31, 2024.
Deferred Revenue.
Deferred revenue relates primarily to customer cash advances or deposits received prior to when the Company satisfies the corresponding performance obligation. Deferred revenue as of December 31, 2024 increased as compared to March 31, 2024 due to the receipt of customers’ payments for certain television programs and motion pictures prior to the Company satisfying the corresponding performance obligation (i.e., completion and delivery of the television programs and motion pictures, and the start of the customers’ exploitation rights). The change in deferred revenue was also impacted by the industry strikes which has affected the timing of content deliveries. Revenues of $13.0 million and $148.8 million, respectively, were recognized during the three and nine months ended December 31, 2024 related to the balance of deferred revenue at March 31, 2024.
12. Revenue
Revenue by Segment, Market or Product Line
The table below presents revenues by segment, market or product line for the fiscal years ended March 31, 2024, 2023 and 2022. The Motion Picture and Television Production segments include the revenues of eOne from the acquisition date of December 27, 2023 (see Note 2).

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Revenue by Type:
Motion Picture
Theatrical	$226.5	$120.7	$65.3
Home Entertainment
Digital Media	652.3	527.5	497.1
Packaged Media	84.0	70.5	115.0

Total Home Entertainment	736.3	598.0	612.1
Television	274.4	217.8	257.9
International	391.0	365.0	234.4
Other	28.1	22.2	15.6

Total Motion Picture revenues	1,656.3	1,323.7	1,185.3
Television Production
Television	788.5	1,144.3	1,094.5
International	228.8	277.7	256.5
Home Entertainment
Digital Media	240.6	241.7	85.1
Packaged Media	2.0	3.3	6.9

Total Home Entertainment	242.6	245.0	92.0
Other	70.2	93.1	88.0

Total Television Production revenues	1,330.1	1,760.1	1,531.0
Media Networks - Programming Revenues
Domestic	1,365.4	1,395.8	1,428.9
International	211.0	150.7	107.3

	1,576.4	1,546.5	1,536.2
Intersegment eliminations	(545.9)	(775.5)	(648.2)

Total revenues	$4,016.9	$3,854.8	$3,604.3

Remaining Performance Obligations
Remaining performance obligations represent deferred revenue on the balance sheet plus fixed fee or minimum guarantee contracts where the revenue will be recognized and the cash received in the future (i.e., backlog). Revenues expected to be recognized in the future related to performance obligations that are unsatisfied at March 31, 2024 are as follows:

	Year Ending March 31,
	2025	2026	2027	Thereafter	Total
	(Amounts in millions)
Remaining Performance Obligations	$1,208.3	$486.3	$48.5	$51.0	$1,794.1

The above table does not include estimates of variable consideration for transactions involving sales or usage-based royalties in exchange for licenses of intellectual property. The revenues included in the above table include all fixed fee contracts regardless of duration.
Revenues of $290.6 million, including variable and fixed fee arrangements, were recognized during the year ended March 31, 2024 from performance obligations satisfied prior to March 31, 2023. These revenues were primarily associated with the distribution of television and theatrical product in electronic sell-through and video-on-demand
formats, and to a lesser extent, the distribution of theatrical product in the domestic and international markets related to films initially released in prior periods.
Accounts Receivable, Contract Assets and Deferred Revenue
The timing of revenue recognition, billings and cash collections affects the recognition of accounts receivable, contract assets and deferred revenue (see Note 1). See the consolidated balance sheets or Note 19 for accounts receivable, contract assets and deferred revenue balances at March 31, 2024 and 2023.
Accounts Receivable.
Accounts receivable are presented net of a provision for doubtful accounts. The Company estimates provisions for accounts receivable based on historical experience for the respective risk categories and current and future expected economic conditions. To assess collectability, the Company analyzes market trends, economic conditions, the aging of receivables and customer specific risks, and records a provision for estimated credit losses expected over the lifetime of the receivables in direct operating expense.
The Company performs ongoing credit evaluations and monitors its credit exposure through active review of customers’ financial condition, aging of receivable balances, historical collection trends, and expectations about relevant future events that may significantly affect collectability. The Company generally does not require collateral for its trade accounts receivable.
Changes in the provision for doubtful accounts consisted of the following:

	March 31, 2023	(Benefit) provision for doubtful accounts	Other (1)	Uncollectible accounts written-off (2)	March 31, 2024
	(Amounts in millions)
Trade accounts receivable	$9.2	$0.5	$1.3	$(3.8)	$7.2

(1)	Represents the provision for doubtful accounts acquired in the acquisition of eOne (see Note 2).
(2)	Represents primarily accounts receivable previously reserved for bad debt from customers in Russia, related to Russia’s invasion of Ukraine.

Contract Assets.
Contract assets relate to the Company’s conditional right to consideration for completed performance under the contract (e.g., unbilled receivables). Amounts relate primarily to contractual payment holdbacks in cases in which the Company is required to deliver additional episodes or seasons of television content in order to receive payment, complete certain administrative activities, such as guild filings, or allow the Company’s customers’ audit rights to expire. See Note 19 for contract assets at March 31, 2024 and 2023.
Deferred Revenue.
Deferred revenue relates primarily to customer cash advances or deposits received prior to when the Company satisfies the corresponding performance obligation. At March 31, 2024, the current portion of deferred revenue includes $65.6 million from the acquisition of eOne (see Note 2). Revenues of $134.7 million were recognized during the year ended March 31, 2024, related to the balance of deferred revenue at March 31, 2023.

Entertainment One Film And Television Business [Member]
Disaggregation of Revenue [Line Items]
Revenue
(2)
Revenue Recognition
Contract Assets
In the ordinary course of business, the Entertainment One Film & TV Business enters into contracts to license their intellectual property, providing licensees right-to-use
or access such intellectual property for use in the production and for use within content for distribution over streaming platforms and for television and film. The Company also licenses owned television and film content for distribution to third parties in formats that include broadcast, theatrical and digital streaming. Through these arrangements, the Company may receive advanced royalty payments from licensees, either in advance of a licensees’ subsequent sales to customers or prior to the completion of the Company’s performance obligation. The Company defers revenues on all licenses until the respective performance obligations are satisfied. The Company records the aggregate deferred revenues as contract liabilities, with the current portion recorded within Accrued Liabilities and the long-term portion recorded as Other Liabilities in the Company’s Condensed Combined Balance Sheets. The Company records contract assets, primarily related to (1) minimum guarantees being recognized in advance of contractual invoicing, which are recognized ratably over the terms of the respective license periods, and (2) film and television distribution revenues recorded for content delivered, where payment will occur over the license term.
The Company’s contract assets are classified within the following financial statement line items in the Condensed Combined Balance Sheets at October 1, 2023 and December 25, 2022 as follows:

(In thousands)	2023	2022
Prepaid expenses and other current assets	$301,599	$319,045
Other	84,025	109,607

Contract assets	$385,624	$428,652

Deferred Revenue
Deferred revenue relates primarily to customer cash advances or deposits received prior to when the Company satisfies the corresponding performance obligation. Revenues of $16,430 thousand were recognized during the nine months ended October 1, 2023, related to the balance of deferred revenue at December 25, 2022.
Unsatisfied Performance Obligations
Unsatisfied performance obligations relate primarily to
in-production
television content to be delivered in the future under existing agreements with partnering content providers such as broadcasters, distributors, television networks and subscription video on demand services. As of October 1, 2023, unrecognized revenue attributable to unsatisfied performance obligations expected to be recognized in the future was $120,516 thousand. Of this amount, we expect to recognize approximately $95,616 thousand in 2023, $22,801 thousand in 2024, and $1,959 thousand in 2025, and $140 thousand in 2026. These amounts include only fixed consideration.
Accounts Receivable and Allowance for Credit Losses
The Company’s balance for accounts receivable on the Condensed Combined Balance Sheets as of October 1, 2023 and December 25, 2022 are primarily from contracts with customers. The Company had no material expense for credit losses in the nine months ended October 1, 2023 or September 25, 2022.

Disaggregation of revenues
The Company disaggregates its revenues from contracts with customers by category: Home Video and Digital, Broadcast and Licensing and Production and Other. Information by major revenue stream and a reconciliation to reported amounts for the nine months ended October 1, 2023 and September 25, 2022 are as follows:

(In thousands)	2023	2022
Home Video, Digital and Theatrical	$18,873	$19,766
Broadcast and Licensing	138,208	129,528
Production and Other	262,244	368,880

Total revenues	$419,325	$518,174

(3)	Revenue Recognition
Contract Assets
In the ordinary course of business, the Entertainment One Film & TV Business enters into contracts to license their intellectual property, providing licensees right-to-use
or access such intellectual property for use in the production and for use within content for distribution over streaming platforms and for television and film. The Company also licenses owned television and film content for distribution to third parties in formats that include broadcast, theatrical and digital streaming. Through these arrangements, the Company may receive advanced royalty payments from licensees, either in advance of a licensees’ subsequent sales to customers or prior to the completion of the Company’s performance obligation. The Company defers revenues on all licenses until the respective performance obligations are satisfied. The Company records the aggregate deferred revenues as contract liabilities, with the current portion recorded within Accrued liabilities and the long-term portion recorded as Other liabilities in the Company’s Combined Balance Sheets. Certain multi-year license arrangements have payment terms over the license period that may differ from the timing of revenue recogntion resulting in the recording of contract assets. The Company records contract assets, primarily related to (1) minimum guarantees being recognized in advance of contractual invoicing, which are recognized ratably over the terms of the respective license periods, and (2) film and television distribution revenues recorded for content delivered, where payment will occur over the license term.
The Company’s contract assets are classified within the following financial statement line items in the Combined Balance Sheets at December 25, 2022 and December 26, 2021 as follows:

(In thousands)	2022	2021
Prepaid expenses and other current assets	$319,045	$311,773
Other	109,607	49,710

Contract assets	$428,652	$361,483

Deferred Revenue
Deferred revenue relates primarily to customer cash advances or deposits received prior to when the Company satisfies the corresponding performance obligation. Revenues of $10,957 thousand were recognized during the year ended December 25, 2022.
Unsatisfied Performance Obligations
Unsatisfied performance obligations relate primarily to
in-production
television content to be delivered in the future under existing agreements with partnering content providers such as broadcasters, distributors, television networks and subscription video on demand services. As of December 25, 2022, unrecognized revenue attributable to unsatisfied performance obligations expected to be recognized in the future was $
252,979 thousand. Of this amount, we expect to recognize approximately $205,854 thousand in 2023, $43,172 thousand in 2024, and $3,953 thousand in 2025. These amounts include only fixed consideration.
Accounts Receivable and Allowance for Credit Losses
The Company’s balance for accounts receivable on the Combined Balance Sheets as of December 25, 2022 and December 26, 2021 are primarily from contracts with customers. The Company had no material expense for credit losses in the years ended December 25, 2022 or December 26, 2021.
Disaggregation of revenues
The Company disaggregates its revenues from contracts with customers by category: Home Video and Digital, Broadcast and Licensing and Production and Other. Information by major revenue stream and a reconciliation to reported amounts are as follows:

(In thousands)	2022	2021
Home Video, Digital and Theatrical	$31,803	$46,714
Broadcast and Licensing	242,526	266,965
Production and Other	553,482	607,364

Total revenues	$827,811	$921,043

See further discussion of the Company’s revenue recognition policy in Note 2.